Capital Management and Solvency - Summary of Equity Compares to Solvency II Own Funds (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of capital management and solvency [line items]
IFRS Shareholders' Equity	€ 12,071	€ 23,813
IFRS Group Equity	14,190	26,372	€ 24,661	€ 24,433
Eligible Own Funds	16,525	19,431
DNB Bank ASA [member]
Disclosure of capital management and solvency [line items]
IFRS Shareholders' Equity	12,071	23,813
IFRS adjustments for Other Equity instruments and non controlling interests	2,119	2,559
IFRS Group Equity	14,190	26,372
Solvency II revaluations & reclassifications	1,489	(9,096)
Transferability restrictions	(1,771)	(1,772)
Excess of Assets over Liabilities	13,908	15,504
Availability adjustments	2,715	4,020
Tiering restriction	(194)	0
Fungibility adjustments	(98)	(93)
Eligible Own Funds	€ 16,332	€ 19,431